Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 2,370,971,259	$ 3,064,242,319
Non-current Assets	9,462,749,777	8,801,337,413
Current Liabilities	2,793,918,344	3,168,491,880
Non-current Liabilities	4,278,916,420	4,308,148,549
Revenue	4,262,591,097	4,379,000,090	$ 2,829,682,404
Profit (loss)	680,013,391	1,308,983,789	100,710,134
Other Comprehensive Income	(83,666,279)	122,384,935	(90,469,386)
Comprehensive Income	$ 596,347,112	$ 1,431,368,724	$ 10,240,748
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	33.33%	33.33%
Current Assets	$ 144,820,356	$ 168,628,712
Non-current Assets	1,776,749,121	1,732,116,130
Current Liabilities	251,678,137	258,607,318
Non-current Liabilities	1,610,885,427	1,604,925,084
Revenue	1,042,145,056	1,342,760,054
Profit (loss)	20,064,295	20,539,585
Other Comprehensive Income	1,729,184	(447,055)
Comprehensive Income	$ 21,793,479	$ 20,092,530
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect		20.00%
Profit (loss)		$ (148,103)
Other Comprehensive Income		4,827,752
Comprehensive Income		$ 4,679,649
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	49.00%	49.00%
Current Assets	$ 14,966,228	$ 15,891,445
Non-current Assets	3,393,337	2,214,410
Current Liabilities	7,094,389	7,578,722
Non-current Liabilities	361,244	404,066
Revenue	9,082,236	4,239,501
Profit (loss)	(2,246,673)	(884,964)
Other Comprehensive Income	27,539	20,305
Comprehensive Income	$ (2,219,134)	$ (864,659)